SUPPLEMENT DATED JUNE 5, 2012
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2012

1.)	Page 8 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Allianz Global Investors Solutions 2015	A*	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2015	Administrative	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2020	A*	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2020	Administrative	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2025	A*	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2025	Administrative	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2030	A*	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2030	Administrative	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2035	A*	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2035	Administrative	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2040	A*	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2040	Administrative	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2045	A*	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2045	Administrative	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2050	A*	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2050	Administrative	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2055	A*	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions 2055	Administrative	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions Retirement Income	A*	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
Allianz Global Investors Solutions Retirement Income	Administrative	Allianz Multi-Strategy Funds	Allianz Global Investors Fund Management LLC
American Century® Disciplined Growth Fund	A*	American Century® Investments	American Century® Investment Management, Inc.
American Century® Disciplined Growth Fund	Investor	American Century® Investments	American Century® Investment Management, Inc.
1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

2.)	Page 10 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
American Century® Value Fund	A*	American Century® Investments	American Century® Investment Management, Inc.
American Century® Value Fund	Investor	American Century® Investments	American Century® Investment Management, Inc.
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived

3.)	Page 11 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
American Funds® New World Fund®	R3	American Funds® New World Fund®	Capital Research & Management Company
American Funds® New World Fund®	R4	American Funds® New World Fund®	Capital Research & Management Company
BlackRock Equity Dividend Fund	Institutional	BlackRock Equity Dividend Fund	BlackRock Advisors LLC
BlackRock GNMA Portfolio Service Shares	Service	BlackRock GNMA Fund	BlackRock Advisors LLC
1.) Please refer to the Fund prospectus for a description of the class designation.

4.)	Page 12 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Columbia Acorn International Fund	A*	Columbia Acorn Family of Funds	Columbia Wanger Asset Management, LLC
Columbia Acorn International Fund	Z	Columbia Acorn Family of Funds	Columbia Wanger Asset Management, LLC
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived

5.)	Page 20 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Pioneer Fundamental Growth Fund	A*	Pioneer Fundamental Growth Fund	Pioneer Investment Management, Inc.
Pioneer Fundamental Growth Fund	Y	Pioneer Fundamental Growth Fund	Pioneer Investment Management, Inc.
Pioneer Oak Ridge Small Cap Growth Fund	A*	Pioneer Oak Ridge Small Cap Growth Fund	Pioneer Investment Management, Inc.
Pioneer Oak Ridge Small Cap Growth Fund	Y	Pioneer Oak Ridge Small Cap Growth Fund	Pioneer Investment Management, Inc.
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived

6.)	Page 23 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
T. Rowe Price Retirement 2005	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2005	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2010	Advisor	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2010	Retirement	T. Rowe Price Retirement Funds, Inc.	T. Rowe Price Associates, Inc.
1) Please refer to the Fund prospectus for a description of the class designation.

7.)	Page 24 of the Prospectus is revised to add the following funds to the table.
Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Victory® Established Value Fund	A*	Victory® Equity Funds	Victory® Capital Management, Inc.
Victory® Established Value Fund	R	Victory® Equity Funds	Victory® Capital Management, Inc.
Victory® Small Company Opportunity Fund	A*	Victory® Equity Funds	Victory® Capital Management, Inc.
Victory® Small Company Opportunity Fund	R	Victory® Equity Funds	Victory® Capital Management, Inc.
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived

8.)           The following companies are added to the “Funds” paragraph on page 126:

BlackRock Advisors LLC
Columbia Wanger Asset Management, LLC
Victory Capital Management, Inc.

9.)           Page 128 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Allianz Global Investors Solutions 2015– Class A* & Administrative	Seeks capital growth and preservation along with current income. Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2020– Class A* & Administrative	Seeks capital growth and preservation along with current income. Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2025– Class A* & Administrative	Seeks capital growth and preservation along with current income. Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2030– Class A* & Administrative	Seeks capital growth and preservation along with current income. Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2035– Class A* & Administrative	Seeks capital growth and preservation along with current income. Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2040– Class A* & Administrative	Seeks capital growth and preservation along with current income. Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2045– Class A* & Administrative	Seeks capital growth and preservation along with current income. Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2050– Class A* & Administrative	Seeks capital growth and preservation along with current income. Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2055– Class A* & Administrative	Seeks capital growth and preservation along with current income. Capital appreciation is a secondary objective.
Allianz Global Investors Solutions Retirement Income – Class A* & Administrative	Seeks current income and capital appreciation as a secondary objective.
American Century® Disciplined Growth Fund – Class A* & Investor Class	Seeks capital growth.
* Load Waived

10.)	Page 130 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
American Century® Value Fund – Class A* & Investor Class	Seeks long-term capital growth and income as a secondary objective.
American Funds® New World Fund® – Class R3 & Class R4	Seeks long-term capital appreciation.
BlackRock Equity Dividend Fund – Institutional Class	Seeks long-term total return and total return.
BlackRock GNMA Portfolio Service Shares – Service Class	Seeks maximum total return.
Columbia Acorn International Fund – Class A* & Class Z	Seeks long-term capital appreciation.
* Load Waived

11.)	Page 135 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Pioneer Fundamental Growth Fund – Class A* & Class Y	Seeks long-term capital growth.
Pioneer Oak Ridge Small Cap Growth Fund – Class A* & Class Y	Seeks capital appreciation.
* Load Waived

12.)	Page 137 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
T. Rowe Price Retirement 2005 – Advisor Class & Retirement Class	Seeks highest total return over time.
T. Rowe Price Retirement 2010 – Advisor Class & Retirement Class	Seeks highest total return over time.
Victory® Established Value Fund – Class A* & Class R	Seeks long-term capital growth.
Victory® Small Company Opportunity Fund – Class A* & Class R	Seeks to provide capital appreciation.
* Load Waived

This supplement should be retained with the Prospectus for future reference.